Other Financial Liabilities (debt) - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	$ 12,953
Leases additions	1,150	$ 11,712	$ 2,972
Balance at end of the year	10,320	12,953
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	63,125	70,120
Leases additions	3,946	4,957
Accrued interest	3,685	3,912
Payments	(7,423)	(12,327)
Interest payments	(3,685)	(3,912)
Exchange rate effect	(56)	375
Balance at end of the year	$ 59,592	$ 63,125	$ 70,120